Share-based payments - Share-based Compensation Cost Recognized in Net Income (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Cost Recognized in Net Income	$ 21,914	$ 20,566	$ 20,355
Deduct: Fair value of awards withheld for employees' payroll tax purposes	(211)	(118)	(123)
Share-based compensation	21,703	20,448	20,232
ESPP (employee contributions and value of discount from market price)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Cost Recognized in Net Income	564	595	679
Restricted Stock and Performance Shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Cost Recognized in Net Income	$ 21,350	$ 19,971	$ 19,676